Right of use assets and lease liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of right of use assets and lease liabilities explanatory [Abstract]
Disclosure of Right of Use Asset and Lease Liabilities
The breakdown of right of use assets is as follows:

	Yen in millions
	March 31,
	2024	2025
Types of original assets
Land	60,388	73,694
Buildings	341,408	355,489
Other	131,040	153,885

Total	532,835	583,068

Disclosure of Gains and Losses on Lessee's Leases
The breakdown of main gains and losses on lessee’s leases is as follows:

	Yen in millions
	March 31,
	2023	2024	2025
Depreciation of right of use assets
Land	5,217	9,699	5,094
Buildings	42,408	69,962	52,178
Other	36,566	42,038	43,566

Total	84,191	121,698	100,838

Interest expense on lease liabilities	5,429	6,152	4,331
Short-term leases	97,025	103,544	117,834

	186,645	231,394	223,003

Disclosure of Maturity Analysis of the Total Future Lease Payments and the adjustment to the present value
The following is the maturity analysis of the total future lease payments and the adjustment to the present value:

	Yen in millions
	March 31,
	2024	2025
Within 1 year	83,145	102,412
Between 1 and 5 years	190,511	253,854
Later than 5 years	244,107	273,747

Future lease payment, total	517,763	630,013
Less - Interest expense	(55,195)	(96,662)

Present value of lease payment, total	462,568	533,351

Current liabilities	73,456	92,147
Non-current liabilities	389,112	441,204

Present value of lease payment, total	462,568	533,351